VANECK CMCI COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 100.3%
United States Treasury Obligations : 97.8%
United States Treasury
Bills (y)
3.53%, 07/09/26 $ 40 $ 39,604
3.55%, 08/13/26 125 123,330
3.55%, 08/20/26 † 125 123,247
3.57%, 06/11/26 125 124,115
3.57%, 07/23/26 250 247,185
3.57%, 08/27/26 # 325 320,203
3.58%, 08/06/26 # 300 296,214
3.59%, 07/16/26 † 175 173,156
3.59%, 09/03/26 175 172,303
3.62%, 06/04/26 # 170 168,909
3.62%, 09/17/26 125 122,894
Par
(000’s) Value
United States Treasury Obligations
(continued)
3.64%, 05/07/26 $ 125 $ 124,545
3.64%, 10/01/26 200 196,355
3.67%, 04/02/26 # 100 99,990
3.69%, 04/28/26 † 150 149,592
3.71%, 05/28/26 40 39,770
3.74%, 04/16/26 100 99,849
3.74%, 05/21/26 100 99,497
2,720,758
Number
of Shares Value
Money Market Fund: 2.5%
Invesco Treasury Portfolio -
Institutional Class 3.64%(a) 69,947 69,947
Total Short-Term Investments: 100.3%
(Cost: $2,791,083) 2,790,705
Liabilities in excess of other assets: (0.3)% (8,521)
NET ASSETS: 100.0% $ 2,782,184
Total Return Swap Contracts
Long Exposure
Reference
Obligation
Notional
Amount Counterparty
Rate paid by
the Fund
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
UBS Constant
Maturity
Commodity Index
Total Return $2,755,000 UBS 4.03%(b) Monthly 04/23/26 $35,563
(y) The rate shown is the calculated yield to maturity.
† Security fully or partially on loan. Total market value of securities on loan is $400,408.
# All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $415,963.
(a) The rate shown is the 7-day yield as of 03/31/26.
(b) The rate shown reflects the rate in effect at March 31, 2026: Overnight Bank Funding Rate + 0.40%.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
United States Treasury
Obligations $ — $ 2,720,758 $ — $ 2,720,758
Money Market Fund 69,947 — — 69,947
Total Investments $ 69,947 $ 2,720,758 $ — $ 2,790,705
Other Financial Instruments:
Assets
Total Return Swap Contracts $ — $ 35,563 $ — $ 35,563